     As filed with the Securities and Exchange Commission on August 25, 2000


                                           1933 Act Registration No.  333-52965
                                           1940 Act Registration No.  811-8767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                      Pre-Effective Amendment No.    [ ]

                      Post-Effective Amendment No. 8 [X]


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                              Amendment No. 9 [ X ]

                       MITCHELL HUTCHINS LIR MONEY SERIES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
[ ]   Immediately upon filing pursuant to Rule 485(b)
[X]   On September 1, 2000, pursuant to Rule 485(b)
[ ]   60 days after filing pursuant to Rule 485(a)(1)
[ ]   On____________ pursuant to Rule 485(a)(1)
[ ]   75 days after filing pursuant to Rule 485(a)(2)
[ ]   On____________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Shares of Beneficial Interest of Mitchell Hutchins LIR Select Money Fund, LIR Cash Reserves Fund and LIR Liquid Assets Fund.

Mitchell Hutchins
LIR Select Money Fund

                                ----------------


                                   PROSPECTUS
                               SEPTEMBER 1, 2000


                         ------------------------------

This prospectus offers two classes of money market fund shares. Institutional shares are offered primarily to institutional investors and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.

              Not FDIC insured. May lose value. No bank guarantee.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund


                                    Contents
                                    THE FUND



-------------------------------------------------------------------------------

What every investor         3      Investment Objective, Strategies and Risks
should know about           4      Performance
the fund                    5      Expenses and Fee Tables
                            6      More About Risks and Investment
                                   Strategies

                                YOUR INVESTMENT

-------------------------------------------------------------------------------
Information for             7      Managing Your Fund Account
managing your fund                 --Buying Shares
account                            --Selling Shares
                                   --Exchanging Shares
                                   -- Additional Information About
                                     Your Account
                                   --Pricing and Valuation

                            ADDITIONAL INFORMATION

-------------------------------------------------------------------------------

Additional important       10      Management
information about          11      Dividends and Taxes
the fund                   12      Financial Highlights

-------------------------------------------------------------------------------
Where to learn more                Back Cover
about the fund


                         The fund is not a complete or
                          balanced investment program.

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                               Prospectus Page 2

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                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund

                    MITCHELL HUTCHINS LIR SELECT MONEY FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.



Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Mitchell Hutchins considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS


An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:



- CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.



- INTEREST RATE RISK -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.



- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
                               Prospectus Page 3

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                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund


                                  PERFORMANCE


--------------------------------------------------------------------------------


RISK/RETURN BAR CHART AND TABLE



The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.



The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.



The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.



The fund's past performance does not necessarily indicate how the fund will perform in the future.



    TOTAL RETURN ON INSTITUTIONAL SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999                  5.22%


    Total return January 1 to June 30, 2000--3.03%


    Best quarter during years shown: 4th quarter, 1999--1.38%


    Worst quarter during years shown: 2nd quarter, 1999--1.22%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999



                                                          INSTITUTIONAL SHARES   FINANCIAL INTERMEDIARY SHARES
(INCEPTION DATE)                                               (8/10/98)                  (12/29/98)*
----------------                                          --------------------   -----------------------------
One Year................................................          5.22%                       N/A
Life of Class...........................................          5.32%                       N/A


---------


  * Financial Intermediary shares have been outstanding only for short periods since inception. Performance for Financial
     Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


--------------------------------------------------------------------------------
                               Prospectus Page 4

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                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None


ANNUAL FUND OPERATING EXPENSES* (expenses that are deducted from fund assets)

                                                   INSTITUTIONAL SHARES       FINANCIAL INTERMEDIARY SHARES
                                                   --------------------       -----------------------------
Management Fees...............................                     0.18%                          0.18%
Distribution and/or Service (12b-1) Fees......                     0.00%                          0.00%
Other Expenses
  Shareholder Servicing Fee...................      0.00%                         0.25%
  Miscellaneous Expenses......................      0.00%                         0.00%
                                                    ----                          ----
                                                                   0.00%                          0.25%
                                                                   ----                           ----
Total Annual Fund Operating Expenses..........                     0.18%                          0.43%
                                                                   ====                           ====

---------

*Mitchell Hutchins has agreed to waive 0.03% of its management fee from May 1, 2000 through January 31, 2001, so that the effective total fund operating expenses during that period will be 0.15% for Institutional shares and 0.40% for Financial Intermediary shares.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Institutional shares........................................    $18           $ 58          $101          $230
Financial Intermediary shares...............................     44            138           241           542

--------------------------------------------------------------------------------
                               Prospectus Page 5

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                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund

                   MORE ABOUT RISKS AND INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.


INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.



FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. In addition, Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------
                               Prospectus Page 6

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                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund

                           MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

BUYING SHARES
The fund accepts the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to the fund through its custodian.

The fund offers two separate classes of shares--Institutional shares and Financial Intermediary shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

- You may buy Institutional shares if you are an institutional investor. PaineWebber Incorporated, the distributor of the fund's shares, may, in its discretion, make Institutional shares available to individuals or other entities.


- You may buy Financial Intermediary shares only if you are a bank or other financial intermediary buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of average net assets for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.



Unless you specify otherwise, the fund will treat all purchase orders as orders for Institutional shares.



You may buy fund shares by calling the fund's transfer agent, PFPC Inc., at 1-888-LIR-FUND and speaking to a representative. You may also buy fund shares by contacting your Financial Advisor at PaineWebber or its correspondent firms, who are then responsible for sending the order to the transfer agent. The availability of fund shares to customers of PaineWebber's correspondent firms may vary depending on the arrangements between PaineWebber and those firms.



You buy shares at the net asset value next determined after receipt and acceptance of your purchase order by the transfer agent, subject to the fund receiving payment the same day. Your purchase order will be effective only if you wire payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the fund's bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. A business day is any day that the fund's custodian, the fund's transfer agent and PaineWebber are open for business.



Orders to buy shares of the fund received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m.(Eastern time).



The fund reserves the right to advance the time by which orders to buy or sell its shares must be received by the transfer agent. The fund may do this when the primary government securities dealers are either closed for business or close early, or trading in money market instruments is limited due to national holidays. For example, the fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA")(formerly known as the Public Securities Association or "PSA") recommends that the securities markets close early. Frequently, markets close on the afternoon of a business day prior to a national holiday. Of course, if the fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-LIR-Fund to inquire whether the fund intends to close early on a given day.


The fund and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares. PaineWebber may return without notice money wired to the fund where the investor fails to place a corresponding share purchase order.

--------------------------------------------------------------------------------
                               Prospectus Page 7

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                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund

WIRE INSTRUCTIONS:

Instruct your bank to transfer federal funds by wire to:


Mitchell Hutchins Institutional Funds
c/o The Bank of New York
CR DDA A/C # 8900337516
FFC PW A/C #
[INSERT PAINEWEBBER ACCOUNT NAME AND ACCOUNT NUMBER]
LIR Select Money Fund
ABA #021000018


PaineWebber or an investor's bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS:
To open an account.....      $10,000,000
To add to an account...      $   100,000


PaineWebber may waive these minimums. The fund may change its minimum investment requirements at any time. Investments must be denominated in U.S. dollars.



If your account balance has fallen below $10,000,000, your purchase order to add to the account will be accepted only if the account balance will be at least $10,000,000 after that purchase.


Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary.

REMOTE TRADE ENTRY

The fund may offer an electronic trade order entry (RTE) capability to eligible institutional investors who meet certain conditions. For more information on this option, contact your Financial Advisor or the transfer agent at 1-888-LIR-FUND.

SELLING SHARES

You may sell your shares by calling the transfer agent at 1-888-LIR FUND and speaking with a representative. You may also sell your shares by contacting your Financial Advisor or correspondent firm (if you previously designated them to give instructions to the transfer agent on your behalf); they are then responsible for sending the order to the transfer agent.



Orders to sell fund shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders received after 2:30 p.m. (Eastern time) and before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).



As noted above under "Buying Shares," the fund may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).


Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired at the same time to the bank account(s) that you designate.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account may not receive the proceeds that day if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, PaineWebber nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the bank account(s) or PaineWebber account for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

If you have additional questions on selling shares you should contact your Financial Advisor or call the transfer agent at 1-888-LIR-FUND.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of any of the Liquid Institutional Reserves funds--Money Market Fund, Government Securities Fund and Treasury Securities Fund. Those funds all have higher total operating expenses than the fund, but lower minimums for initial and subsequent purchases.


You can place an exchange order by calling the transfer agent at 1-888-LIR FUND and speaking with a representative. You also can place an order through a PaineWebber Financial Advisor or correspondent firm (if you previously designated them to give instructions


--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund

to the transfer agent on your behalf), who is then responsible for sending the order to the transfer agent. You may exchange Financial Intermediary shares only if you are a bank or other financial intermediary exchanging the shares for the benefit of your customers.



Your exchange order must be received by 2:30 p.m. (Eastern time) to be effective on that business day. Exchange orders received after that time will not be executed, and you will have to place an exchange order before that time on the following business day if you still wish to effect an exchange.


If you exchange all your fund shares, the dividends accrued on those shares for the month to date will be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time and must provide the transfer agent with a properly completed account application for the new fund. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadlines to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise, the transfer agent may not be able to effect the exchange.

If the total investment in your account has been less than $10,000,000 for 30 consecutive days, the fund may exchange your shares for shares of Liquid Institutional Reserves--Money Market Fund unless you elected in your account application to have the shares sold and the proceeds paid to you in federal funds wired to your designated account.

The fund may modify or terminate the exchange privilege at any time.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

FINANCIAL INTERMEDIARY SHARES. Financial intermediaries buying or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their account. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.


INSTITUTIONAL SHARES. PaineWebber or Mitchell Hutchins (not the fund) may pay shareholder servicing fees to financial institutions that make Institutional shares available to their customers. The amount of these fees will be negotiated between PaineWebber or Mitchell Hutchins and the financial institution.


PRICING AND VALUATION

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.


The fund's net asset value is normally determined three times each business day:


- noon (Eastern time),

- 2:30 p.m. (Eastern time) and

- 5:00 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.


On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day, even though it normally prices its shares more than once each business day.


--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISER


Mitchell Hutchins is the investment adviser and administrator of the fund, and is located at 51 West 52nd Street, New York, New York, 10019-6114. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated. PaineWebber is the distributor of the fund's shares and is located at 1285 Avenue of the Americas, New York, New York 10019-6028. PaineWebber is wholly owned by Paine Webber Group Inc. ("PW Group"), a publicly owned financial services holding company. On July 31, 2000, Mitchell Hutchins was the adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $53.3 billion.



On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of USB. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.


MANAGEMENT FEES


Mitchell Hutchins' contract fee for the management services it provides to the fund is at the annual rate of 0.18% of the fund's average daily net assets. During the fiscal year ended April 30, 2000, Mitchell Hutchins waived part of this fee so that the fund paid management fees to Mitchell Hutchins at the effective annual rate of 0.14% of its average daily net assets.


In exchange for this fee, Mitchell Hutchins has agreed to bear all expenses of the fund other than the management fees, shareholder service fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the fund, including any transaction costs. Although Mitchell Hutchins is not obligated to pay the fees and expenses of the fund's independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. Mitchell Hutchins estimates that these fees and expenses will be less than 0.01% of the fund's average net assets.


Mitchell Hutchins has agreed to waive 0.03% of its management fees from May 1, 2000 through January 31, 2001, so that the effective management fees during that period will be 0.15% of average daily net assets.


OTHER INFORMATION

The fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency.

--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.

The fund distributes any net short-term capital gain annually and anticipates that any short-term capital gain distribution would be declared during the month of December in a given year. The fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares will be lower than dividends on Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to either a designated bank account or PaineWebber account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.


The fund expects that its dividends will be taxed as ordinary income. The fund will tell you annually how you should treat its dividends for tax purposes. You should not recognize any capital gain on the sale of your shares so long as the fund maintains a share price of $1.00.


--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                            ------------------------
                    Mitchell Hutchins LIR Select Money Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the fund's financial performance since it commenced operations on August 10, 1998. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young LLP independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-888-LIR-FUND.


                               INSTITUTIONAL SHARES               FINANCIAL INTERMEDIARY SHARES(2)
                        -----------------------------------   ----------------------------------------
                                           FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                            FOR THE       AUGUST 10, 1998+    NOVEMBER 4, 1999++   DECEMBER 29, 1998+
                          YEAR ENDED             TO                   TO                   TO
                        APRIL 30, 2000     APRIL 30, 1999       MARCH 6, 2000       FEBRUARY 9, 1999
                        ---------------   -----------------   ------------------   -------------------
Net asset value,
  beginning of
  period..............     $     1.00         $     1.00          $     1.00             $  1.00
                           ----------         ----------          ----------             -------
Net investment
  income..............          0.054              0.037               0.018               0.006
Dividends from net
  investment income...         (0.054)            (0.037)             (0.018)             (0.006)
                           ----------         ----------          ----------             -------
Net asset value, end
  of period...........     $     1.00         $     1.00          $     1.00             $  1.00
                           ==========         ==========          ==========             =======
Total investment
  return(1)...........           5.54%              3.81%               1.84%               0.57%
                           ==========         ==========          ==========             =======
Ratios/Supplemental
  Data:
Net assets, end of
  period (000's)......     $2,290,822         $1,322,807                  --                  --
Expenses to average
  net assets net of
  waivers from
  adviser.............           0.14%              0.07%*              0.40%*              0.32%*
Expenses to average
  net assets before
  waivers from
  adviser.............           0.18%              0.18%*              0.43%*              0.43%*
Net investment income
  to average net
  assets net of
  waivers from
  adviser.............           5.48%              5.06%*              5.11%*              4.81%*
Net investment income
  to average net
  assets before
  waivers from
  adviser.............           5.44%              4.95%*              5.08%*              4.70%*


---------


  +  Issuance of shares
 ++  Reissuance of shares
  *  Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for periods of less than one year has not been annualized.
(2) At March 6, 2000 and February 9, 1999, there were no longer any Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at a $1.00 per share.


--------------------------------------------------------------------------------
                               Prospectus Page 12

Ticker Symbol: Institutional Shares SELXX

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-888-LIR-FUND.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 - Free, from the EDGAR Database on the SEC's Internet website at http://www.sec.gov.


Mitchell Hutchins LIR Money Series
-- Mitchell Hutchins LIR Select Money Fund
Investment Company Act File No. 811-8767


-Copyright- 2000 PaineWebber Incorporated. All rights reserved.


MITCHELL HUTCHINS
LIR SELECT MONEY FUND

 PROSPECTUS









SEPTEMBER 1, 2000

LIR Cash Reserves Fund

                          ----------------------------


                                   PROSPECTUS
                               SEPTEMBER 1, 2000


                          ----------------------------

This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in the PaineWebber ACCESS-SM- program, but only if Mitchell Hutchins or an affiliate does not serve as investment manager for the plan. The fund may be made available to clients in other programs in the future.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                             LIR Cash Reserves Fund

                                    Contents
                                    THE FUND


------------------------------------------------------------------

What every investor         3      Investment Objective,
should know about                  Strategies and Risks
the fund                    3      Performance
                            4      Expenses and Fee Tables
                            5      More About Risks and Investment
                                   Strategies

                         YOUR INVESTMENT
------------------------------------------------------------------

Information for             6      Managing Your Fund Account
managing your fund                 --Buying Shares
account                            --Selling Shares
                                   --Pricing and Valuation

                      ADDITIONAL INFORMATION
------------------------------------------------------------------

Additional important        8      Management
information about           9      Dividends and Taxes
the fund                   10      Financial Highlights
------------------------------------------------------------------

Where to learn more                Back Cover
about the fund


                         The fund is not a complete or
                          balanced investment program.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Cash Reserves Fund

                             LIR CASH RESERVES FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
---------------------------------------------

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Mitchell Hutchins considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS


An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:



- CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.



- INTEREST RATE RISK -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.



- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


PERFORMANCE




The fund commenced operations on February 14, 2000. As a result, it does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns. You can obtain some information as to how the fund has performed by requesting a copy of its annual report or by speaking with your Financial Advisor.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Cash Reserves Fund

                            EXPENSES AND FEE TABLES
---------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None
Redemption Fees.............................................  None
Exchange Fees...............................................  None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from the fund as a percentage of average net assets)


Management Fees.............................................  0.33%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses*.............................................  0.20%
                                                              -----
Total Annual Fund Operating Expenses........................  0.53%
                                                              =====
Expense Reimbursements/Management Fee Waivers**.............  0.06%
                                                              -----
Net Expenses**..............................................  0.47%
                                                              =====


---------

  * Other expenses are based on estimated amounts for the current fiscal year. ** The fund and Mitchell Hutchins have entered into a written expense reimbursement/management fee waiver agreement. Mitchell Hutchins is contractually obligated to reimburse fund expenses to the extent that the fund's expenses through the end of the fund's first three fiscal years otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed the "Net Expenses" rate. Mitchell Hutchins is also contractually obligated to waive 0.04% of its 0.33% management fee through the end of the fund's first three fiscal years.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    1 YEAR    3 YEARS
    ------    -------
     $48       $151

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Cash Reserves Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
---------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.


INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.



FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.


Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Cash Reserves Fund


                           MANAGING YOUR FUND ACCOUNT

---------------------------------------------

BUYING SHARES
THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT PAINEWEBBER INCORPORATED OR MITCHELL HUTCHINS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.

Fund shares are currently available primarily to eligible benefit plans participating in the PaineWebber ACCESS-SM- program if Mitchell Hutchins or an affiliate does not serve as investment manager to the eligible benefit plan (I.E., PaineWebber, Mitchell Hutchins or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs in the future.

BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither Mitchell Hutchins nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of Mitchell Hutchins are open for business.

The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load, or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither Mitchell Hutchins nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Cash Reserves Fund

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include

- individual retirement accounts (E.G., traditional, rollover and "SIMPLE" IRAs)

- simplified employee pension plans

- cash or deferred arrangements (I.E., 401(k) plans, including SIMPLE 401(k) plans)

- profit sharing plans

- money purchase plans

- defined benefit plans

- target benefit plans

- church plans

- government plans


- self-employed plans (I.E., "Keoghs")


Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.


Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.


SELLING SHARES
Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund calculates its net asset value per share twice each business day at noon, Eastern time, and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Cash Reserves Fund


                                   MANAGEMENT

---------------------------------------------

INVESTMENT ADVISER


Mitchell Hutchins is the investment adviser, principal underwriter and administrator of the fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc. ("PW Group"), a publicly owned financial services holding company. On July 31, 2000, Mitchell Hutchins managed approximately $68.8 billion in client assets with Mitchell Hutchins or PaineWebber as the adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $53.3 billion.



On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.


ADVISORY FEES

The fund pays advisory and administration fees to Mitchell Hutchins at the annual contract rate of 0.33% of its average daily net assets. Mitchell Hutchins has agreed to waive 0.04% of its 0.33% management fee through the end of the fund's first three fiscal years.


In addition to the advisory and administration fees paid to Mitchell Hutchins as described above, the fund pays all expenses not assumed by Mitchell Hutchins as investment adviser and administrator. These expenses include interest charges, taxes, expenses of issue and redemption of shares, fees and expenses of registering and qualifying the fund and its shares for distribution under federal and state regulations, custodial fees, auditing and legal expenses, expenses of determining net asset value of the fund's shares, reports to shareholders, expenses of shareholder meetings, expenses of printing and mailing prospectuses and proxy materials to existing shareholders, and its proportionate share of insurance premiums and professional association dues or assessments. See "Investment Advisory, Administration and Distribution Arrangements" in the SAI.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Cash Reserves Fund

                              DIVIDENDS AND TAXES
---------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

Your dividends will be reinvested in additional shares of the fund, unless you elect to receive them in cash. Contact your Financial Advisor or your financial services firm if you prefer to receive dividends in cash.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the plan.


Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first-time home buyers or are made after the participant:


- reaches age 59 1/2;

- becomes permanently disabled; or

- reaches at least age 55 and is separated from service of the employer who sponsored the plan.

The failure of an eligible benefit plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.


If you hold fund shares other than through a tax-exempt account or plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.


The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Cash Reserves Fund


                              FINANCIAL HIGHLIGHTS

---------------------------------------------


The following financial highlights table is intended to help you understand the fund's financial performance since it commenced operations on February 14, 2000. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).



The information in the financial highlights has been audited by Ernst & Young LLP independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-800-647-1568.



                                            FOR THE PERIOD
                                          FEBRUARY 14, 2000+
                                                  TO
                                            APRIL 30, 2000
                                          ------------------
Net asset value, beginning of period....       $  1.000
                                               --------
Net investment income...................          0.012
Dividends from net investment income....         (0.012)
                                               --------
Net asset value, end of period..........       $  1.000
                                               ========
Total investment return(1)..............           1.18%
                                               ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......       $270,406
Expenses to average net assets net of
  waivers/reimbursements from adviser...           0.47%*
Expenses to average net assets before
  waivers/reimbursements from adviser...           0.53%*
Net investment income to average net
  assets net of waivers/reimbursements
  from adviser..........................           5.57%*
Net investment income to average net
  assets before waivers/reimbursements
  from adviser..........................           5.51%*


---------


  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized.


--------------------------------------------------------------------------------

If you want more information about the fund, the following documents are available free upon request:



ANNUAL/SEMI-ANNUAL REPORTS



Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.



You may review and copy information about the fund, including the shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of information about the fund:



- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or


- Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.


  Mitchell Hutchins LIR Money Series
  --LIR Cash Reserves Fund
  Investment Company Act File No. 811-8767



  -C-2000 PaineWebber Incorporated. All rights reserved.



  LIR
 CASH RESERVES FUND
 Prospectus

 -----------------------

  September 1, 2000

LIR Liquid Assets Fund

                          ----------------------------


                                   PROSPECTUS
                               SEPTEMBER 1, 2000


                          ----------------------------


This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in certain PaineWebber or Correspondent Services Corporation investment programs and that have arrangements with Mitchell Hutchins or an affiliate to serve as investment manager for the client or investment program.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                                    Contents
                                    THE FUND


------------------------------------------------------------------
What every investor         3      Investment Objective,
should know about                  Strategies and Risks
the fund                    3      Performance
                            4      Expenses and Fee Tables
                            5      More About Risks and Investment
                                   Strategies

                         YOUR INVESTMENT
------------------------------------------------------------------

Information for             6      Managing Your Fund Account
managing your fund                 --Buying Shares
account                            --Selling Shares
                                   --Pricing and Valuation

                      ADDITIONAL INFORMATION
------------------------------------------------------------------

Additional important        8      Management
information about           9      Dividends and Taxes
the fund                   10      Financial Highlights
------------------------------------------------------------------

Where to learn more                Back Cover
about the fund


                         The fund is not a complete or
                          balanced investment program.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                             LIR LIQUID ASSETS FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
---------------------------------------------

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Mitchell Hutchins considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS


An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by the fund are:



- CREDIT RISK -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.



- INTEREST RATE RISK -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.



- FOREIGN INVESTING RISK -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.



More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


PERFORMANCE


The fund commenced operations on February 14, 2000. As a result, it does not have performance information of at least one calendar year to include a bar chart or table reflecting average annual returns. You can obtain some information as to how the fund has performed by requesting a copy of its annual report or by speaking with your Financial Advisor.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                            EXPENSES AND FEE TABLES
---------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None
Redemption Fees.............................................  None
Exchange Fees...............................................  None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets)


Management Fees*............................................  0.03%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses**............................................  0.17%
                                                              -----
Total Annual Fund Operating Expenses........................  0.20%
                                                              =====


---------


  * The fund reimburses Mitchell Hutchins for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management Fees" above. The fund also reimburses Mitchell Hutchins for its direct costs and expenses in administering the fund. Mitchell Hutchins' direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. Mitchell Hutchins periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the fund. See "Additional Information -- Management." Mitchell Hutchins has decided to waive its entire management fees (0.03%) from the fund so that the effective total fund operating expenses will be 0.17%. Mitchell Hutchins may terminate this voluntary waiver at any time in the future.
 **  Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



    1 YEAR    3 YEARS
    ------    -------
     $17        $61


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
---------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.


INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.



FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements.


Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund


                           MANAGING YOUR FUND ACCOUNT

---------------------------------------------

BUYING SHARES

THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT PAINEWEBBER INCORPORATED, MITCHELL HUTCHINS OR CERTAIN OTHER FINANCIAL SERVICES FIRMS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.



Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by PaineWebber or an affiliate and managed by Mitchell Hutchins or an affiliate. The eligible investment programs include:


- PaineWebber ACCESS-SM-;

- PaineWebber Managed Account Consulting (MAC) Wrap;

- PaineWebber Portfolio Management Program (PMP);

- PaineWebber SELECTIONS-SM-; and

- CSChoice-SM-.

The fund may be made available to other programs in the future.


The fund is designed primarily for eligible benefit plans that participate in these programs where Mitchell Hutchins or an affiliate serves as investment manager (I.E., PaineWebber, Mitchell Hutchins or an affiliate exercises investment discretion with respect to account assets).


BUYING SHARES AUTOMATICALLY

The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither your Financial Advisor, Mitchell Hutchins, nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.

Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of Mitchell Hutchins are open for business.

The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of fund shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither Mitchell Hutchins nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.

Please consult your Financial Advisor for more information about this automatic purchase feature.

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include

- individual retirement accounts (E.G., traditional, rollover and "SIMPLE" IRAs)

- simplified employee pension plans

- cash or deferred arrangements (I.E., 401(k) plans, including SIMPLE 401(k) plans)

- profit sharing plans

- money purchase plans

- defined benefit plans

- target benefit plans

- church plans

- government plans


- self-employed plans (I.E., "Keoghs")


Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.


Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.


SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund calculates its net asset value per share twice each business day at noon, Eastern time, and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days that the New York Stock Exchange is open, except Columbus Day and Veterans Day.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund


                                   MANAGEMENT

---------------------------------------------

INVESTMENT ADVISER


Mitchell Hutchins is the investment adviser and administrator of the fund, and its principal underwriter. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc. ("PW Group"), a publicly owned financial services holding company. On July 31, 2000, Mitchell Hutchins managed approximately
$ 68.8 billion in client assets with Mitchell Hutchins or PaineWebber as the adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $53.3 billion.



On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.


ADVISORY FEES

The fund has agreed to pay advisory and administration fees to Mitchell Hutchins that are limited to reimbursements for direct costs, excluding any profit or overhead, for the expenses Mitchell Hutchins incurs pursuant to an agreement with the fund. Mitchell Hutchins has advised the fund that it expects advisory and administration fees to approximate an annual rate of 0.03% of the average daily net assets of the fund for its initial fiscal year. These fees are estimated amounts. Mitchell Hutchins periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the fund.


Under the agreement with the fund, Mitchell Hutchins manages the investment operations of the fund and also administers the fund's business affairs. Mitchell Hutchins is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. Mitchell Hutchins' costs include the following: (i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business;
(ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders;
(iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (v) preparing semi-annual and annual reports to shareholders; (vi) preparing filings required by the SEC;
(vii) assisting in the preparation of federal, state and local tax returns;
(viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses Mitchell Hutchins incurs in managing the portfolio of the fund. The fund will incur other expenses in its operations. See "Investment Advisory, Administration and Distribution Arrangements" in the SAI.



Mitchell Hutchins has decided to waive its entire management fees (0.03%) from the fund. Mitchell Hutchins may terminate this voluntary waiver at any time in the future.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund

                              DIVIDENDS AND TAXES
---------------------------------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund distributes any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain its share price at $1.00 per share.

Your dividends will be reinvested in additional shares of the fund, unless you elect to receive them in cash. Contact your Financial Advisor or your financial services firm if you prefer to receive dividends in cash.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the plan.


Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first-time home buyers or are made after the participant:


- reaches age 59 1/2;

- becomes permanently disabled; or

- reaches at least age 55 and is separated from service of the employer who sponsored the plan.

The failure of an eligible benefit plan to distribute sufficient income after a participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.


If you hold fund shares other than through a tax-exempt account or plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.


The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             LIR Liquid Assets Fund


                              FINANCIAL HIGHLIGHTS

---------------------------------------------


The following financial highlights table is intended to help you understand the fund's financial performance since it commenced operations on February 14, 2000. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).



This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-800-647-1568.



                                            FOR THE PERIOD
                                          FEBRUARY 14, 2000+
                                                  TO
                                            APRIL 30, 2000
                                          ------------------
Net asset value, beginning of period....       $  1.000
                                               --------
Net investment income...................          0.012
Dividends from net investment income....         (0.012)
                                               --------
Net asset value, end of period..........       $  1.000
                                               ========
Total investment return(1)..............           1.24%
                                               ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......       $326,125
Expenses to average net assets net of
  waivers from adviser..................           0.17%*
Expenses to average net assets before
  waivers from adviser..................           0.20%*
Net investment income to average net
  assets net of waivers from adviser....           5.89%*
Net investment income to average net
  assets before waivers from adviser....           5.86%*


---------


  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized.


--------------------------------------------------------------------------------

If you want more information about the fund, the following documents are available free upon request:



ANNUAL/SEMI-ANNUAL REPORTS



Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.



You may review and copy information about the fund, including the shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of information about the fund:



- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or


- Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.


  Mitchell Hutchins LIR Money Series
  -- LIR Liquid Assets Fund
  Investment Company Act File No. 811-8767



  -C-2000 PaineWebber Incorporated. All rights reserved.


  LIR
 LIQUID ASSETS FUND
 Prospectus
 -----------------------

  September 1, 2000

                     MITCHELL HUTCHINS LIR SELECT MONEY FUND

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

         Mitchell Hutchins LIR Select Money Fund is a professionally managed money market fund. The Fund is a diversified series of Mitchell Hutchins LIR Money Series ("Trust") an open-end investment company.

         The fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber").
PaineWebber is the fund's distributor.

         Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-888-LIR-FUND.


         This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated September 1, 2000. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-888-LIR-FUND. Customers of banks and other financial intermediaries that purchase the fund's Financial Intermediary shares may obtain the Prospectus from their financial intermediaries. This SAI is dated September 1, 2000.



                             TABLE OF CONTENTS
                                                                                       PAGE
The Fund and Its Investment Policies...................................                  2
The Fund's Investments, Related Risks and Limitations..................                  2
Organization of the Trust; Trustees and Officers; Principal Holders and
    Management Ownership of Securities.............................                      9
Investment Advisory, Administration and Distribution Arrangements......                 17
Portfolio Transactions.................................................                 19
Additional Information Regarding Redemptions......................                      20
Valuation of Shares....................................................                 21
Performance Information................................................                 21
Taxes..................................................................                 23
Other Information......................................................                 24
Financial Statements...................................................                 25

                      THE FUND AND ITS INVESTMENT POLICIES

         The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

         The fund's investment objective is to earn maximum current income consistent with liquidity and the preservation of capital. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include
(1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships and trusts and similar entities, (4) funding agreements and other insurance company obligations, (5) repurchase agreements regarding any of the foregoing and (6) investment company securities. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


         The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.


         The fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating agencies ("rating agencies"),
(2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or
(5) unrated, but determined by Mitchell Hutchins to be of comparable quality.



         The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.



         The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies.




              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objective.

         YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category by a single rating agency at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

         U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

         U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

         COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper, includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

         ASSET-BACKED SECURITIES. The fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

         VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund's investment in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

         Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

         VARIABLE AMOUNT MASTER DEMAND NOTES. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

         FUNDING AGREEMENTS AND GUARANTEED INVESTMENT CONTRACTS. The fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or its separate account. Funding agreements permit the investment of varying amounts under a direct agreement between the fund and an insurance company and provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. The fund expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates that are subject to demand features that permit the fund to tender its interest back to the issuer. To the extent the fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund's limitation on investments in illiquid securities. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements" and "-- Illiquid Securities."

         INVESTING IN FOREIGN SECURITIES. The fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.


         CREDIT AND LIQUIDITY ENHANCEMENTS. The fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.


         ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

         Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.




         Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


         Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

         The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

         Mitchell Hutchins also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

         Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.


         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."


         Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.


         A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations--Segregated Accounts." The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.


         INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other money market funds, subject to limitations under the Investment Company Act. Among other things, these limitations currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.


         LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

         Pursuant to procedures adopted by the board governing the fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

         SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions.

INVESTMENT LIMITATIONS OF THE FUND

         FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation
(3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

         The fund will not:

         (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

         (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

         The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

         (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

         (1) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

         (2) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         (3) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

         The fund will not:

         (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

         (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

         (5) invest more than 10% of its net assets in illiquid securities.



               ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

         The Trust was formed on April 29, 1998 as a business trust under the laws of Delaware and has one operating series. The board has authority to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The board oversees the fund's operations.

         Trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


       NAME AND ADDRESS; AGE               POSITION WITH TRUST            BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Margo N. Alexander*+; 53                  Trustee and President       Mrs. Alexander is  Chairman (since March
                                                                      1999), chief executive officer and a director of
                                                                      Mitchell Hutchins (since January 1995), and an
                                                                      executive vice president and a director of
                                                                      PaineWebber (since March 1984).  Mrs.
                                                                      Alexander is president and a director or trustee
                                                                      of  30 investment companies for which Mitchell
                                                                      Hutchins, PaineWebber or one of their affiliates
                                                                      serves as investment adviser.


                                       9

       NAME AND ADDRESS; AGE               POSITION WITH TRUST            BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Richard Q. Armstrong;  65                        Trustee              Mr. Armstrong is chairman and principal of
R.Q.A. Enterprises                                                    R.Q.A. Enterprises (management consulting firm)
One Old Church Road                                                   (since April 1991 and principal occupation since
Unit #6                                                               March 1995). Mr. Armstrong was chairman of
Greenwich, CT 06830                                                   the board, chief executive officer and co-owner
                                                                      of Adirondack Beverages (producer and
                                                                      distributor of soft drinks and sparkling/still
                                                                      waters) (October 1993-March 1995). He was a
                                                                      partner of The New England Consulting Group
                                                                      (management consulting firm) (December 1992-
                                                                      September 1993). He was managing director of
                                                                      LVMH U.S. Corporation (U.S. subsidiary of the
                                                                      French luxury goods conglomerate, Louis
                                                                      Vuitton Moet Hennessey Corporation) (1987-
                                                                      1991) and chairman of its wine and spirits
                                                                      subsidiary, Schieffelin & Somerset Company
                                                                      (1987-1991). Mr. Armstrong is a director or
                                                                      trustee of  29 investment companies for which
                                                                      Mitchell Hutchins, PaineWebber or one of their
                                                                      affiliates serves as investment adviser.

E. Garrett Bewkes, Jr.**+; 73          Trustee and Chairman of the    Mr. Bewkes is a director of Paine Webber Group
                                            Board of Trustees         Inc. ("PW Group") (holding company of
                                                                      PaineWebber and Mitchell Hutchins). Prior to
                                                                      1996, he was a consultant to PW Group. He
                                                                      serves as a consultant to PaineWebber (since
                                                                      May 1999). Prior to 1988, he was chairman of the
                                                                      board, president and chief executive officer of
                                                                      American Bakeries Company. Mr. Bewkes is a
                                                                      director of Interstate Bakeries Corporation. Mr.
                                                                      Bewkes is a director or trustee of  40 investment
                                                                      companies for which Mitchell Hutchins,
                                                                      PaineWebber or one of their affiliates serves as
                                                                      investment adviser.







                                       10

       NAME AND ADDRESS; AGE               POSITION WITH TRUST            BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Richard R. Burt;  53                             Trustee              Mr. Burt is chairman of IEP Advisors,  LLP
1275 Pennsylvania Ave, N.W.                                           (international investments and consulting firm)
Washington, DC  20004                                                 (since March 1994) and a partner of McKinsey &
                                                                      Company (management consulting firm) (since
                                                                      1991). He is also a director of Archer-Daniels-
                                                                      Midland Co. (agricultural commodities),
                                                                      Hollinger International Co. (publishing),
                                                                      Homestake Mining Corp. (gold mining),  six
                                                                      investment companies in the Deutsche Bank
                                                                      family of funds, nine investment companies in
                                                                      the Flag Investors family of funds, The Central
                                                                      European Fund, Inc. and The Germany Fund,
                                                                      Inc., vice chairman of Anchor Gaming (provides
                                                                      technology to gaming and wagering industry)
                                                                      (since July 1999) and chairman of Weirton Steel
                                                                      Corp. (makes and finishes steel products) (since
                                                                      April 1996). He was the chief negotiator in the
                                                                      Strategic Arms Reduction Talks with the former
                                                                      Soviet Union (1989-1991) and the U.S.
                                                                      Ambassador to the Federal Republic of Germany
                                                                      (1985-1989).  Mr. Burt is a director or trustee of
                                                                      29 investment companies for which Mitchell
                                                                      Hutchins, PaineWebber or one of their affiliates
                                                                      serves as investment adviser.

Mary C. Farrell**+; 50                           Trustee              Ms. Farrell is a managing director, senior
                                                                      investment strategist and member of the
                                                                      Investment Policy Committee of PaineWebber.
                                                                      Ms. Farrell joined PaineWebber in 1982. She is a
                                                                      member of the Financial Women's Association
                                                                      and Women's Economic Roundtable and
                                                                      appears as a regular panelist on Wall $treet
                                                                      Week with Louis Rukeyser. She also serves on
                                                                      the Board of Overseers of New York
                                                                      University's Stern School of Business. Ms.
                                                                      Farrell is a director or trustee of  28 investment
                                                                      companies for which Mitchell Hutchins,
                                                                      PaineWebber or one of their affiliates serves as
                                                                      investment adviser.



                                        11


       NAME AND ADDRESS; AGE               POSITION WITH TRUST            BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Meyer Feldberg;  58                              Trustee              Mr. Feldberg is Dean and Professor of
Columbia University                                                   Management of the Graduate School of
101 Uris Hall                                                         Business, Columbia University. Prior to 1989, he
New York, NY  10027                                                   was president of the Illinois Institute of
                                                                      Technology. Dean Feldberg is also a director of
                                                                      Primedia, Inc. (publishing), Federated
                                                                      Department Stores, Inc. (operator of department
                                                                      stores) and Revlon, Inc. (cosmetics).  Dean
                                                                      Feldberg is a director or trustee of  37 investment
                                                                      companies for which Mitchell Hutchins,
                                                                      PaineWebber or one of their affiliates serves as
                                                                      investment adviser.

George W. Gowen;  70                             Trustee              Mr. Gowen is a partner in the law firm of
666 Third Avenue                                                      Dunnington, Bartholow & Miller. Prior to May
New York, NY  10017                                                   1994, he was a partner in the law firm of Fryer,
                                                                      Ross & Gowen. Mr. Gowen is a director or
                                                                      trustee of 37 investment companies for which
                                                                      Mitchell Hutchins, PaineWebber or one of their
                                                                      affiliates serves as investment adviser.

Frederic V. Malek;  63                           Trustee              Mr. Malek is chairman of Thayer Capital Partners
1455 Pennsylvania Ave, N.W.                                           (merchant bank) and chairman of Thayer Hotel
Suite 350                                                             Investors II and Lodging Opportunities Fund
Washington, DC  20004                                                 (hotel investment partnerships). From January
                                                                      1992 to November 1992, he was campaign
                                                                      manager of Bush-Quayle '92. From 1990 to 1992,
                                                                      he was vice chairman and, from 1989 to 1990, he
                                                                      was president of Northwest Airlines Inc. and
                                                                      NWA Inc. (holding company of Northwest
                                                                      Airlines Inc.). Prior to 1989, he was employed by
                                                                      the Marriott Corporation (hotels, restaurants,
                                                                      airline catering and contract feeding), where he
                                                                      most recently was an executive vice  president
                                                                      and president of Marriott Hotels and Resorts.
                                                                      Mr. Malek is also a director of Aegis
                                                                      Communications, Inc. (tele-services), American
                                                                      Management Systems, Inc. (management
                                                                      consulting and computer related services),
                                                                      Automatic Data Processing, Inc. (computing
                                                                      services), CB Richard Ellis, Inc. (real estate
                                                                      services), FPL Group, Inc. (electric services),
                                                                      Global Vacation Group (packaged vacations),
                                                                      HCR/Manor Care, Inc. (health care), SAGA
                                                                      Systems, Inc. (software company) and
                                                                      Northwest Airlines Inc. Mr. Malek is a director
                                                                      or trustee of  29 investment companies for which
                                                                      Mitchell Hutchins, PaineWebber or one of their
                                                                      affiliates serves as investment adviser.


                                       12

       NAME AND ADDRESS; AGE               POSITION WITH TRUST            BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Carl W. Schafer;  64                             Trustee              Mr. Schafer is president of the Atlantic
66 Witherspoon Street, #1100                                          Foundation (charitable foundation supporting
Princeton, NJ  08542                                                  mainly oceanographic exploration and research).
                                                                      He is a director of  Labor Ready, Inc. (temporary
                                                                      employment), Roadway Express, Inc. (trucking),
                                                                      The Guardian Group of Mutual Funds, the
                                                                      Harding, Loevner Funds, Evans Systems, Inc.
                                                                      (motor fuels, convenience store and diversified
                                                                      company), Electronic Clearing House, Inc.
                                                                      (financial transactions processing), Frontier Oil
                                                                      Corporation and Nutraceutix, Inc.
                                                                      (biotechnology company). Prior to January 1993,
                                                                      he was chairman of the Investment Advisory
                                                                      Committee of the Howard Hughes Medical
                                                                      Institute. Mr. Schafer is a director or trustee of
                                                                      29 investment companies for which Mitchell
                                                                      Hutchins, PaineWebber or one of their affiliates
                                                                      serves as investment adviser.

Brian M. Storms*+; 45                            Trustee              Mr. Storms is president and chief operating
                                                                      officer of Mitchell Hutchins (since March 1999).
                                                                      Mr. Storm was president of Prudential
                                                                      Investments (1996-1999).  Prior to joining
                                                                      Prudential, he was a managing director at
                                                                      Fidelity Investments.  Mr. Storms is a director or
                                                                      trustee of  29 investment companies for which
                                                                      Mitchell Hutchins, PaineWebber or one of their
                                                                      affiliates serves as investment adviser.

Thomas Disbrow***;34                        Vice President and        Mr. Disbrow is a first vice president and a senior
                                           Assistant Treasurer        manager of the mutual fund finance department
                                                                      of Mitchell Hutchins.  Prior to November 1999,
                                                                      he was a vice president of Zweig/Glaser
                                                                      Advisers.  Mr. Disbrow is a vice president and
                                                                      assistant treasurer of 30 investment companies
                                                                      for which Mitchell Hutchins, PaineWebber or
                                                                      one of their affiliates serves as investment
                                                                      adviser.

Kris L. Dorr*; 36                             Vice President          Ms. Dorr is a first vice president and a portfolio
                                                                      manager in the short-term strategies group of
                                                                      Mitchell Hutchins.  Ms. Dorr is a vice president
                                                                      of one investment company for which Mitchell
                                                                      Hutchins or PaineWebber serves as investment
                                                                      adviser.




                                       13

       NAME AND ADDRESS; AGE               POSITION WITH TRUST            BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Elbridge T. Gerry III*; 43                    Vice President          Mr. Gerry is a managing director and a portfolio
                                                                      manager of Mitchell Hutchins.  Prior to January
                                                                      1996, he was with J.P. Morgan Private Banking
                                                                      where he was responsible for managing
                                                                      municipal assets, including several municipal
                                                                      bond funds.  Mr. Gerry is a vice president of six
                                                                      investment companies for which Mitchell
                                                                      Hutchins, PaineWebber or one of their affiliates
                                                                      serves as investment adviser.

John J. Lee***; 32                          Vice President and        Mr. Lee is a vice president and a manager of the
                                           Assistant Treasurer        mutual fund finance department of Mitchell
                                                                      Hutchins. Prior to September 1997, he was an
                                                                      audit manager in the financial services practice
                                                                      of Ernst & Young LLP. Mr. Lee is a vice
                                                                      president and assistant treasurer of  30
                                                                      investment companies for which Mitchell
                                                                      Hutchins, PaineWebber or one of their affiliates
                                                                      serves as  investment adviser.

Kevin J. Mahoney***; 34                     Vice President and        Mr. Mahoney is a first vice president and a
                                           Assistant Treasurer        senior manager of the mutual fund finance
                                                                      department of Mitchell Hutchins.  From August
                                                                      1996 through March 1999, he was the manager of
                                                                      the mutual fund internal control group of
                                                                      Salomon Smith Barney.  Prior to August 1996, he
                                                                      was an associate and assistant treasurer of
                                                                      BlackRock Financial Management L.P.  Mr.
                                                                      Mahoney is a vice president and assistant
                                                                      treasurer of  30 investment companies for which
                                                                      Mitchell Hutchins, PaineWebber or one of their
                                                                      affiliates serves as investment adviser.

Michael H. Markowitz*; 35                     Vice President          Mr. Markowitz is a first vice president and a
                                                                      portfolio manager in the short-term strategies
                                                                      group of Mitchell Hutchins.  Mr. Markowitz is a
                                                                      vice president of one investment company for
                                                                      which Mitchell Hutchins or PaineWebber serves
                                                                      as investment adviser.

Dennis McCauley*; 53                          Vice President          Mr. McCauley is a managing director and chief
                                                                      investment officer -- fixed income of Mitchell
                                                                      Hutchins.  Mr. McCauley is a vice president of
                                                                      20 investment companies for which Mitchell
                                                                      Hutchins, PaineWebber or one of their affiliates
                                                                      serves as investment adviser.

Kevin P. McIntyre*; 33                        Vice President          Mr. McIntyre is a vice president and a portfolio
                                                                      manager of Mitchell Hutchins.  Mr. McIntyre is
                                                                      a vice president of two investment companies
                                                                      for which Mitchell Hutchins, PaineWebber or
                                                                      one of their affiliates serves as investment
                                                                      adviser.



                                       14

       NAME AND ADDRESS; AGE               POSITION WITH TRUST            BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
Ann E. Moran***; 43                         Vice President and        Ms. Moran is a vice president and a manager of
                                           Assistant Treasurer        the mutual fund finance department of Mitchell
                                                                      Hutchins. Ms. Moran is a vice president and
                                                                      assistant treasurer of  30 investment companies
                                                                      for which Mitchell Hutchins, PaineWebber or
                                                                      one of their affiliates serves as investment
                                                                      adviser.

Dianne E. O'Donnell**; 48              Vice President and Secretary   Ms. O'Donnell is a senior vice president and
                                                                      deputy general counsel of Mitchell Hutchins.
                                                                      Ms. O'Donnell is a vice president and secretary
                                                                      of  30 investment companies  for which Mitchell
                                                                      Hutchins, PaineWebber or one of their affiliates
                                                                      serves as investment adviser.

Susan P. Ryan*; 40                          Vice President            Ms. Ryan is a senior vice president and a
                                                                      portfolio manager of  Mitchell Hutchins.  Ms.
                                                                      Ryan is a vice president of  six investment
                                                                      companies for which Mitchell Hutchins,
                                                                      PaineWebber or one of their affiliates serves as
                                                                      investment adviser.

Paul H. Schubert***; 37              Vice President and Treasurer     Mr. Schubert is  a senior vice president  and the
                                                                      director of the mutual fund finance department
                                                                      of Mitchell Hutchins.  Mr. Schubert is a vice
                                                                      president and treasurer of  30 investment
                                                                      companies  for which Mitchell Hutchins,
                                                                      PaineWebber or one of their affiliates serves as
                                                                      investment adviser.

Barney A. Taglialatela***; 39               Vice President and        Mr. Taglialatela is a vice president and a
                                           Assistant Treasurer        manager of the mutual fund finance department
                                                                      of Mitchell Hutchins.  Mr. Taglialatela is a vice
                                                                      president and assistant treasurer of  30
                                                                      investment companies for which Mitchell
                                                                      Hutchins, PaineWebber or one of their affiliates
                                                                      serves as investment adviser.

Debbie Vermann*; 41                           Vice President          Ms. Vermann is a vice president and portfolio
                                                                      manager of Mitchell Hutchins.  Ms. Vermann is
                                                                      a vice president of four investment companies
                                                                      for which Mitchell Hutchins, PaineWebber or
                                                                      one of their affiliates serves as investment
                                                                      adviser.

Keith A. Weller**; 39                       Vice President and        Mr. Weller is a first vice president and associate
                                           Assistant Secretary        general counsel of Mitchell Hutchins.  Mr.
                                                                      Weller is a vice president and assistant secretary
                                                                      of  29 investment companies for which Mitchell
                                                                      Hutchins, PaineWebber or one of their affiliates
                                                                      serves as investment adviser.


---------------------------------------


   * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

   ** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

   *** This person's business address is Newport Center III, 499 Washington
       Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

   + Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the fund and the Corporation as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.


         The Trust pays each trustee who is not an "interested person" of the Trust $1,000 annually per series and up to $150 per series for attending each board meeting and each separate meeting of a board committee. The Trust has only one operating series and thus pays each such trustee $1,000 annually plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the fund, the fund requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.


         The table below includes certain information relating to the compensation of the Trust's current board members who held office with the Trust or with other PaineWebber funds during the periods indicated.

                               COMPENSATION TABLE+


                                                     AGGREGATE             TOTAL COMPENSATION FROM
                                                    COMPENSATION             THE TRUST AND THE FUND
          NAME OF PERSON, POSITION                 FROM THE TRUST*                 COMPLEX**
          ------------------------                 ---------------                 ---------
Richard Q. Armstrong,
    Trustee........................................ $   8,180                   $    104,650
Richard R. Burt,
    Trustee........................................     8,180                        102,850
Meyer Feldberg,
    Trustee........................................     8,180                        143,650
George W. Gowen,
    Trustee........................................     9,994                        138,400
Frederic V. Malek,
    Trustee........................................     8,180                        104,650
Carl W. Schafer,
    Trustee........................................     8,180                        104,650


--------------------
   + Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.

  * Represents fees paid to each board member for the fiscal year ended April 30, 2000.

  ** Represents total compensation paid during the calendar year ended
     December 31, 1999, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


         As of August 9, 2000, trustees and officers owned in the aggregate less than 1% of the outstanding shares of any class of the fund.


         As of August 1, 2000, the following shareholders were shown in the fund's records as owning 5% or more of a class of its shares.


                                                               PERCENTAGE OF SHARES
                                                             BENEFICIALLY OWNED AS OF
NAME AND ADDRESS*                                                 AUGUST 1, 2000
State of Iowa - State Treasurer                                           13.96% of
                                                               Institutional Shares
Norfolk Southern Railway                                                   5.85% of
                                                               Institutional Shares


------------------------------
*The shareholders listed above may be contacted c/o Mitchell Hutchins Asset Management Inc., 51 West 52nd Street, New York, NY 10019-6114.


                     INVESTMENT ADVISORY, ADMINISTRATION AND
                            DISTRIBUTION ARRANGEMENTS

         INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as investment adviser and administrator of the fund pursuant to a contract with the Trust ("Advisory Contract"). Under the Advisory Contract, the Trust pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets.


         During the fiscal year ended April 30, 2000 and the fiscal period August 10, 1998 (commencement of operations) to April 30, 1999, the fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $2,528,347 and $447,162, respectively, after giving effect to $687,813 and $668,641, respectively, in fee waivers.

         Under the terms of the Advisory Contract, Mitchell Hutchins bears all expenses incurred in the fund's operation other than the fee payable under the Advisory Contract, the fees payable pursuant to the shareholder service plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including counsel fees) of the trustees of the Trust who are not "interested persons" of the Trust or Mitchell Hutchins, as that term is defined in the Investment Company Act ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust).

         Although Mitchell Hutchins is not obligated to pay the fees and expenses of the Independent Trustees, the Advisory Contract requires that Mitchell Hutchins reduce its management fee by an amount equal to those fees and expenses.

         Expenses borne by Mitchell Hutchins include the following (or the fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, Mitchell Hutchins will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificate (if any); (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing, stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, and (16) charges and expenses of any outside pricing service used to value portfolio securities.

         Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         The Advisory Contract is terminable with respect to the fund at any time without penalty by vote of the board or by vote of the holders of a majority of the outstanding voting securities of the fund on 60 days' written notice to Mitchell Hutchins, as the case may be. The Advisory Contract is also terminable without penalty by Mitchell Hutchins on 60 days' written notice to the other party. The Advisory Contract terminates automatically upon its assignment.

         SECURITIES LENDING. During the fiscal year ended April 30, 2000 and the fiscal period August 10, 1998 (commencement of operations) to April 30, 1999, the fund paid no fees to PaineWebber for its services as securities lending agent because the fund did not engage in any securities lending activities.


         NET ASSETS. The following table shows the approximate net assets as of July 31, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.


                                                                                   NET ASSETS
                             INVESTMENT CATEGORY                                     ($MIL)
                             -------------------                                     ------
Domestic (excluding Money Market)...........................................       $ 9,156.5
Global......................................................................         4,703.4
Equity/Balanced.............................................................         9,585.7
Fixed Income (excluding Money Market).......................................         4,274.2
         Taxable Fixed Income...............................................         2,859.4
         Tax-Free Fixed Income..............................................         1,414.8
Money Market Funds..........................................................        39,450.0





         DISTRIBUTION ARRANGEMENTS. PaineWebber acts as distributor of each class of shares of the fund under a distribution contract with the Trust, which requires PaineWebber to use its best efforts, consistent with its other business, to sell shares of the fund. Shares of the fund are offered on a continuous basis, except that the Trust and

PaineWebber reserve the right to reject any purchase order and to suspend the offering of fund shares for a period of time. PaineWebber may pay shareholder servicing fees to banks and broker-dealers that make Institutional shares of the fund available to their customers. The annual rate of the shareholder servicing fees will not exceed five basis points (0.05%) multiplied by the average daily net asset value of Institutional shares held through the bank or broker-dealer by its institutional customers, and will be paid monthly. The cost of these shareholder servicing fees will be borne by PaineWebber or Mitchell Hutchins Asset Management Inc. and will not be charged to or reimbursed by the fund. PaineWebber is located at 1285 Avenue of the Americas, New York, New York 10019-6028 and Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114.

         FINANCIAL INTERMEDIARIES. Financial intermediaries, such as banks and savings associations, may purchase Financial Intermediary shares for the accounts of their customers. The Trust has adopted a shareholder services plan ("Plan") with respect to Financial Intermediary shares. PaineWebber implements the Plan on behalf of the Trust by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Intermediary shares.

         Under the Plan, the fund pays PaineWebber a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, PaineWebber pays an identical fee to the financial intermediary for providing the support services to its customers specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub- accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and
(ix) such other similar services as the fund may reasonable request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations. The fund made payments through PaineWebber to financial intermediaries in the amount of $5,518 and $373, for its Financial Intermediary shares that were outstanding during the fiscal year ended April 30, 2000 and the fiscal period ended April 30, 1999, respectively.

         Under the terms of the service agreements, financial intermediaries are required to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with PaineWebber in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

         The Plan requires that PaineWebber provide to the board at least annually a written report of the amounts expended by PaineWebber under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with PaineWebber in providing information to the board with respect to amounts expended and services provided under the service agreement. The Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to the Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and PaineWebber might be required to alter or discontinue their arrangements with financial intermediaries and change their method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.

         Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund through PaineWebber under a service agreement resulting from fiduciary funds being invested in Financial Intermediary shares. Before investing fiduciary funds in Financial Intermediary shares, financial intermediaries, including investment advisers and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

                             PORTFOLIO TRANSACTIONS

         The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

         For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

         Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the fund.

         During the fiscal period ended April 30, 1999 and the fiscal year ended April 30, 2000, the fund paid no brokerage commissions. Therefore, the fund has not allocated any brokerage transactions for research, analysis, advice and similar services.


         Investment decisions for the fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.


         As of April 30, 2000, the fund owned securities issued by the following companies which are regular broker-dealers for the fund:


                     ISSUER                                  TYPE OF SECURITY                       VALUE
                     ------                                  ----------------                       -----
Bank of America Securities LLC                             Domestic Master Notes                 $ 100,000,000


                                       20

Bear Stearns Companies Incorporated                        Domestic Master Notes                   100,000,000
J. P. Morgan Securities, Inc.                              Domestic Master Notes                    50,000,000
Morgan Stanley, Dean Witter & Company                      Domestic Master Notes                   100,000,000


                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

         The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time; although the fund attempts to maintain a constant net asset value of $1.00 per share.

         If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur brokerage expenses in converting these securities into cash.

                               VALUATION OF SHARES

         The fund uses its best efforts to maintain its net asset value at $1.00 per share. The fund's net asset value per share is determined by The Bank of New York ("BONY") as of noon, Eastern time, 2:30 p.m., Eastern time and again at 5:00 p.m. Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which BONY, the fund's transfer agent (PFPC Inc.) and PaineWebber are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

         The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

         The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

         In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

         The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

         TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

                  n
          P(1 + T)   =    ERV
       where:      P =    a hypothetical initial payment of $1,000 to purchase
                          shares of a specified class
                   T =    average annual total return of shares of that class
                   n =    number of years
                 ERV =    ending redeemable value of a hypothetical $1,000
                          payment at the beginning of that period.

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

         The following table shows performance information for the fund's shares outstanding for the period indicated. Any returns for periods of more than one year are expressed as an average annual return.

                                                               INSTITUTIONAL
                                                                   SHARES
(INCEPTION DATE)                                                 (08/10/98)
Year ended April 30, 2000:
         Standardized Return.................                       5.54%
Inception to April 30, 2000
         Standardized Return.................                       5.44%


         The fund had Financial Intermediary shares outstanding only during the periods December 29, 1998 to February 9, 1999 and November 4, 1999 to March 6, 2000. Accordingly, no performance information is provided for Financial Intermediary shares.

         The fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

         CALCULATION OF YIELD. The fund computes its yield and effective yield quotations for each class of shares using standardized methods required by the SEC. The fund from time to time advertises for each class of shares (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

                                                         365/7
              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)      ] - 1

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

         For the seven-day period ended April 30, 2000, the yield and effective yield of the fund's Institutional shares was 6.02% and 6.20%, respectively. The fund had Financial Intermediary shares outstanding only during the period November 4, 1999 to March 6, 2000. Accordingly, no yield information is provided for Financial Intermediary shares.

         OTHER INFORMATION. The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

         The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes -Registered Trademark-Money Markets. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

         The fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on the fund investment are reinvested by being paid in additional fund shares, any future income of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends had been paid in cash. The fund may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

         BACKUP WITHHOLDING. The fund is required to withhold 31% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number or who otherwise are subject to backup withholding.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, if any) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

         DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the fund). The Trust Instrument provides for indemnification from the fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

         CLASSES OF SHARES. A share of each class of the fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service costs.

         VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportion as the vote of shares held for their customers.

         The fund does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

         PRIOR NAME. Prior to July 28, 1999, the Trust was known as "Mitchell Hutchins Institutional Series."

         CUSTODIAN; TRANSFER AND DIVIDEND AGENT. The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the fund's assets. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 4400 Computer Drive, Westborough, Massachusetts 01581-5159.

         COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

         AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the fund.

                              FINANCIAL STATEMENTS

         The fund's Annual Report to Shareholders for its fiscal year ended April 30, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.


                                   -----------






















(C)2000 PaineWebber Incorporated.  All rights reserved.


                               Mitchell Hutchins LIR
                                 Select Money Fund

-------------------------------------------------------------------------------
                       Statement of Additional Information

                                         September 1, 2000

--------------------------------------------------------------------------------








                                                               PAINEWEBBER

                             LIR CASH RESERVES FUND
                             LIR LIQUID ASSETS FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     LIR Cash Reserves Fund ("Cash Reserves Fund") and LIR Liquid Assets Fund ("Liquid Assets Fund") are diversified no-load series of Mitchell Hutchins LIR Money Series ("Trust"), a professionally managed open-end investment company organized as a Delaware business trust. Each fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

     Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as the funds' investment adviser, administrator and distributor.

     Portions of each fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of a fund's Annual Report without charge by calling toll-free 1-800-647-1568.


     This SAI is not a Prospectus and should be read only in conjunction with a fund's Prospectus, dated September 1, 2000. A copy of each fund's Prospectus may be obtained by calling toll-free 1-800-647-1568. The Prospectuses contain more information about the funds. You should read a fund's Prospectus carefully before investing. This SAI is dated September 1, 2000.





                                       TABLE OF CONTENTS

     The Funds and Their Investment Policies................................   2
     The Funds' Investments, Related Risks and Limitations..................   2
     Organization of the Trust; Trustees and Officers; Principal Holders
       and Management Ownership of Securities...............................   8
     Investment Advisory, Administration and Distribution Arrangements......  16
     Portfolio Transactions.................................................  18
     Additional Purchase and Redemption Information; Service Organizations..  19
     Valuation of Shares....................................................  20
     Performance Information................................................  20
     Taxes..................................................................  22
     Other Information......................................................  23
     Financial Statements...................................................  23

                     THE FUNDS AND THEIR INVESTMENT POLICIES

     Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Each fund's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The funds invest in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements regarding any of the foregoing and (5) investment company securities. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


     The funds may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.


     The funds may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating agencies ("rating agencies"),
(2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or
(5) unrated, but determined by Mitchell Hutchins to be of comparable quality.

     Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only U.S. dollar denominated obligations of foreign issuers.

     Each fund may invest up to 10% of its net assets in illiquid securities. The funds may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income. The funds may invest in the securities of other investment companies.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectuses and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectuses or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which each fund invests (such as U.S. government securities, commercial paper and bank obligations) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. A fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.


     ASSET-BACKED SECURITIES. Each fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."


     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Each fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, a fund may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if the securities are subject to a demand feature exercisable within 13 months or less. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

         Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     VARIABLE AMOUNT MASTER DEMAND NOTES. Each fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

     INVESTING IN FOREIGN SECURITIES. Each fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

     CREDIT AND LIQUIDITY ENHANCEMENTS. Each fund may invest in securities that have credit or liquidity enhancements or a fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when a fund wishes to do so.


     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. A fund may not be able readily to liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.



     Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


     The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.


     Mitchell Hutchins also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."


     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and a fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts." A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.


     INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to limitations under the Investment Company Act. Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.


     LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. A fund will retain authority to terminate any of its loans at any time. A fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. A fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.


     Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the funds' securities lending program.


     SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis and reverse repurchase agreements, they will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to each fund's obligation or commitment under such transactions.

INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     Each fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (5)   invest more than 10% of its net assets in illiquid securities.



                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     The Trust was organized on April 29, 1998, as a business trust under the laws of Delaware and has five series. The Trust has authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of existing or future series.

     The Trust is governed by a board of trustees, which oversees the funds' operations. The board also is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


   NAME AND ADDRESS; AGE        POSITION WITH TRUST             BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------        -------------------             ----------------------------------------
Margo N. Alexander*+; 53        Trustee and President           Mrs. Alexander is Chairman (since March 1999),
                                                                chief executive officer and a director of Mitchell
                                                                Hutchins (since January 1995), and an executive
                                                                vice president and a director of PaineWebber
                                                                (since March 1984). Mrs. Alexander is president and
                                                                a director or trustee of 30 investment companies for
                                                                which Mitchell Hutchins, PaineWebber or one of their
                                                                affiliates serves as investment adviser.

Richard Q. Armstrong; 65        Trustee                         Mr. Armstrong is chairman and principal of R.Q.A.
R.Q.A.  Enterprises                                             Enterprises (management consulting firm) (since
One Old Church Road                                             April 1991 and principal occupation since March 1995).
Unit #6                                                         Mr. Armstrong was chairman of the board, chief
Greenwich, CT 06830                                             executive officer and co-owner of Adirondack Beverages
                                                                (producer and distributor of soft drinks and
                                                                sparkling/still waters) (October 1993-March 1995).
                                                                He was a partner of The New England Consulting Group
                                                                (management consulting firm) (December 1992-September
                                                                1993). He was managing director of LVMH U.S. Corporation
                                                                (U.S. subsidiary of the French luxury goods conglomerate,
                                                                Louis Vuitton Moet Hennessey Corporation) (1987-1991)
                                                                and chairman of its wine and spirits subsidiary,
                                                                Schieffelin & Somerset Company (1987-1991). Mr.
                                                                Armstrong is a director or trustee of 29 investment
                                                                companies for which Mitchell Hutchins, PaineWebber
                                                                or one of their affiliates serves as investment
                                                                adviser.

E. Garrett Bewkes, Jr.**+; 73   Trustee and Chairman of the     Mr. Bewkes is a director of Paine Webber Group Inc.
                                    Board of Trustees           ("PW Group") (holding company of PaineWebber and Mitchell
                                                                Hutchins). He serves as a consultant to PaineWebber (since
                                                                May 1999). Prior to 1996, he was a consultant to PW Group.
                                                                Prior to 1988, he was chairman of the board, president and chief executive officer of American Bakeries Company. Mr.
                                                                Bewkes is a director of Interstate Bakeries Corporation.
                                                                Mr. Bewkes is a director or trustee of 40 investment
                                                                companies for which Mitchell Hutchins, PaineWebber or one
                                                                of their affiliates serves as investment adviser.


                                       9


   NAME AND ADDRESS; AGE        POSITION WITH TRUST             BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------        -------------------             ----------------------------------------

Richard R. Burt; 53             Trustee                         Mr. Burt is chairman of IEP Advisors, LLP (international
1275 Pennsylvania Ave, N.W.                                     investments and consulting firm) (since March 1994) and a
Washington, DC  20004                                           partner of McKinsey & Company (management consulting firm)
                                                                (since 1991). He is also a director of Archer-Daniels-
                                                                Midland Co. (agricultural commodities), Hollinger
                                                                International Co. (publishing) and Homestake Mining Corp.
                                                                (gold mining), six investment companies in the Deutsche
                                                                Bank family of funds, nine investment companies in the
                                                                Flag Investors family of funds, The Central European
                                                                Fund, Inc. and The Germany Fund, Inc., vice chairman of
                                                                Anchor Gaming (provides technology to gaming and wagering
                                                                industry) (since July 1999) and chairman of Weirton Steel
                                                                Corp. (makes and finishes steel products) (since April 1996).
                                                                He was the chief negotiator in the Strategic Arms Reduction
                                                                Talks with the former Soviet Union (1989-1991) and the U.S.
                                                                Ambassador to the Federal Republic of Germany (1985-1989).
                                                                Mr. Burt is a director or trustee of 29 investment companies for which Mitchell Hutchins, PaineWebber or one of their
                                                                affiliates serves as investment adviser.

Mary C. Farrell**+; 50          Trustee                         Ms. Farrell is a managing director, senior investment
                                                                strategist and member of the Investment Policy Committee of
                                                                PaineWebber. Ms. Farrell joined PaineWebber in 1982. She is a member of the Financial  Women's  Association and Women's
                                                                Economic Roundtable and appears as a regular panelist on
                                                                Wall $treet Week with Louis Rukeyser. She also serves on the
                                                                Board of Overseers of New York University's Stern School of
                                                                Business. Ms. Farrell is a director or trustee of 28
                                                                investment companies for which Mitchell Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Meyer Feldberg; 58              Trustee                         Mr. Feldberg is Dean and Professor of Management of the
Columbia University                                             Graduate School of Business, Columbia University. Prior to
101 Uris Hall                                                   1989, he was president of the Illinois Institute of
New York, NY  10027                                             Technology. Dean Feldberg is also a director of Primedia,
                                                                Inc. (publishing), Federated Department Stores, Inc. (operator of department stores) and Revlon, Inc. (cosmetics). Dean
                                                                Feldberg is a director or trustee of 37 investment companies for which Mitchell Hutchins, PaineWebber or one of their
                                                                affiliates serves as investment adviser.


                                       10


   NAME AND ADDRESS; AGE        POSITION WITH TRUST             BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------        -------------------             ----------------------------------------
George W. Gowen; 70             Trustee                         Mr. Gowen is a partner in the law firm of Dunnington,
666 Third Avenue                                                Bartholow & Miller. Prior to May 1994, he was a partner in
New York, NY  10017                                             the law firm of Fryer, Ross & Gowen. Mr. Gowen is a
                                                                director or trustee of 37 investment companies for which
                                                                Mitchell Hutchins, PaineWebber or one of their affiliates
                                                                serves as investment adviser.

Frederic V. Malek; 63           Trustee                         Mr. Malek is chairman of Thayer Capital Partners (merchant
1455 Pennsylvania Ave, N.W.                                     bank) and chairman of Thayer Hotel Investors II and Lodging
Suite 350                                                       Opportunities Fund (hotel investment partnerships). From
Washington, DC  20004                                           January 1992 to November 1992, he was campaign  manager
                                                                of Bush-Quayle 92. From 1990 to 1992, he was vice chairman and, from 1989 to 1990, he was president of Northwest
                                                                Airlines Inc. and NWA Inc. (holding company of Northwest
                                                                Airlines Inc.). Prior to 1989, he was employed by the
                                                                Marriott Corporation (hotels, restaurants, airline
                                                                catering and contract feeding), where he most recently was an executive vice president and president of Marriott
                                                                Hotels and Resorts. Mr. Malek is also a director of Aegis
                                                                Communications, Inc. (tele-services), American Management
                                                                Systems, Inc. (management consulting and computer related
                                                                services), Automatic Data Processing, Inc. (computing
                                                                services), CB Richard Ellis, Inc. (real estate services),
                                                                FPL Group, Inc. (electric services), Global Vacation Group
                                                                (packaged vacations), HCR/Manor Care, Inc. (health care),
                                                                SAGA Systems, Inc. and Northwest Airlines Inc. Mr. Malek is
                                                                a director or trustee of 29 investment companies for which
                                                                Mitchell Hutchins, PaineWebber or one of their affiliates
                                                                serves as investment adviser.


                                       11


   NAME AND ADDRESS; AGE        POSITION WITH TRUST             BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------        -------------------             ----------------------------------------
Carl W. Schafer; 64             Trustee                         Mr. Schafer is president of the Atlantic Foundation
66 Witherspoon Street, #1100                                    (charitable foundation supporting mainly oceanographic
Princeton, NJ  08542                                            exploration and research). He is a director of Labor
                                                                Ready, Inc. (temporary employment), Roadway Express, Inc.
                                                                (trucking), The Guardian Group of Mutual Funds, the Harding,
                                                                Loevner Funds, E.I.I. Realty Trust (investment company),
                                                                Evans Systems, Inc. (motor fuels, convenience store and
                                                                diversified company), Electronic Clearing House, Inc.
                                                                (financial transactions processing), Frontier Oil Corporation and Nutraceutix, Inc. (biotechnology company). Prior to
                                                                January 1993, he was chairman of the Investment Advisory
                                                                Committee of the Howard Hughes Medical Institute. Mr. Schafer
                                                                is a director or trustee of 29 investment companies for which
                                                                Mitchell Hutchins, PaineWebber or one of their affiliates
                                                                serves as investment adviser.

Brian M. Storms*+; 45           Trustee                         Mr. Storms is president and chief operating officer of
                                                                Mitchell Hutchins (since March 1999). Mr. Storms was president of Prudential Investments (1996-1999). Prior to joining
                                                                Prudential, he was a managing director at Fidelity Investments.
                                                                Mr. Storms is a director or trustee of 29 investment companies for which Mitchell Hutchins, PaineWebber or one of their
                                                                affiliates serves as investment adviser.

Thomas Disbrow***, 34           Vice President and              Mr. Disbrow is a first vice president and a senior manager
                                Assistant Treasurer             of the mutual fund finance department of Mitchell Hutchins.
                                                                Prior to November 1999, he was a vice president of Zweig/Glaser
                                                                Advisers. Mr. Disbrow is a vice president and assistant
                                                                treasurer of 30 investment companies for which Mitchell
                                                                Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Kris L. Dorr*; 36               Vice President                  Ms. Dorr is a first vice president and a portfolio manager in the short-term strategies group of Mitchell Hutchins. Ms.
                                                                Dorr is a vice president of one investment company for which
                                                                Mitchell Hutchins, PaineWebber or one of their affiliates
                                                                serves as investment adviser.


                                       12


   NAME AND ADDRESS; AGE        POSITION WITH TRUST             BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------        -------------------             ----------------------------------------
Elbridge T. Gerry III*; 43      Vice President                  Mr. Gerry is a managing director and a portfolio manager
                                                                of Mitchell Hutchins. Prior to January 1996, he was with
                                                                J.P. Morgan Private Banking where he was responsible for
                                                                managing municipal assets, including several municipal bond funds. Mr. Gerry is a vice president of six investment
                                                                companies for which Mitchell Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

John J. Lee***; 32              Vice President and              Mr. Lee is a vice president and a manager of the mutual fund
                                Assistant Treasurer             finance  department of Mitchell Hutchins. Prior to September
                                                                1997, he was an audit manager in the financial services
                                                                practice of Ernst & Young LLP. Mr. Lee is a vice president and assistant treasurer of 30 investment companies for which
                                                                Mitchell Hutchins, PaineWebber or one of their affiliates
                                                                serves as investment adviser.

Kevin J. Mahoney***; 34         Vice President and              Mr. Mahoney is a first vice president and a senior manager
                                Assistant Treasurer             of the mutual fund finance department of Mitchell Hutchins.
                                                                From August 1996 through March 1999, he was the manager of the mutual fund internal control group of Salomon Smith Barney.
                                                                Prior to August 1996, he was an associate and assistant
                                                                treasurer of BlackRock Financial Management L.P. Mr. Mahoney is a vice president and assistant treasurer of 30 investment companies for which Mitchell Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Michael H. Markowitz*; 35       Vice President                  Mr. Markowitz is a first vice president and a portfolio
                                                                manager in the short-term strategies group of Mitchell Hutchins.
                                                                Mr. Markowitz is a vice president of one investment company for which Mitchell Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Dennis McCauley*; 53            Vice President                  Mr. McCauley is a managing director and chief investment
                                                                officer-fixed income of Mitchell Hutchins. Mr. McCauley is a vice president of 20 investment companies for which Mitchell
                                                                Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Kevin P. McIntyre*; 33          Vice President                  Mr. McIntyre is a vice president and a portfolio manager of
                                                                Mitchell Hutchins. Mr. McIntyre is a vice president of two investment companies for which Mitchell Hutchins, PaineWebber or one of their affiliates serves as investment adviser.


                                       13


   NAME AND ADDRESS; AGE        POSITION WITH TRUST             BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
   ---------------------        -------------------             ----------------------------------------
Ann E. Moran***; 43             Vice President and              Ms. Moran is a vice president and a manager of the mutual
                                Assistant Treasurer             fund finance department of Mitchell Hutchins. Ms. Moran is a vice president and assistant treasurer of 30 investment
                                                                companies for which Mitchell Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Dianne E. O'Donnell**; 48       Vice President and Secretary    Ms. O'Donnell is a senior vice president and deputy general counsel of Mitchell Hutchins. Ms. O'Donnell is a vice president and secretary of 30 investment companies for which Mitchell
                                                                Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Susan P. Ryan*; 40              Vice President                  Ms. Ryan is a senior vice president and a portfolio manager of
                                                                Mitchell Hutchins. Ms. Ryan is a vice president of six
                                                                investment companies for which Mitchell Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Paul H. Schubert***; 37         Vice President and Treasurer    Mr. Schubert is a senior vice president and the director of the mutual fund finance department of Mitchell Hutchins. Mr.
                                                                Schubert is a vice president and treasurer of 30 investment companies for which Mitchell Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Barney A. Taglialatela***; 39   Vice President and              Mr. Taglialatela is a vice president and a manager of the mutual
                                Assistant Treasurer             fund finance department of Mitchell Hutchins. Mr. Taglialatela is a vice president and assistant treasurer of 30 investment companies for which Mitchell Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Debbie Vermann*; 41             Vice President                  Ms. Vermann is a vice president and a portfolio manager of
                                                                Mitchell Hutchins. Ms. Vermann is a vice president of four investment companies for which Mitchell Hutchins,
                                                                PaineWebber or one of their affiliates serves as investment adviser.

Keith A. Weller**; 39           Vice President and              Mr. Weller is a first vice president and associate general counsel
                                Assistant Secretary             of Mitchell Hutchins. Mr. Weller is a vice president and
                                                                assistant secretary of 29 investment companies for which
                                                                Mitchell Hutchins, PaineWebber or one of their affiliates
                                                                serves as investment adviser.

--------------------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the funds as defined in the Investment Company Act of by virtue of their positions with Mitchell Hutchins, PaineWebber and/or PW Group.



     The Trust pays each board member who is not an "interested person" of the Trust $1,000 for each series annually and up to $150 per series for attending each board meeting and each separate meeting of a board committee. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Because Mitchell Hutchins performs substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.


     The table below includes certain information relating to the compensation of the Trust's current board members who held office with the Trust or with other PaineWebber funds during the periods indicated.

                               COMPENSATION TABLE+

                                      ESTIMATED
                                      AGGREGATE
                                     COMPENSATION        TOTAL COMPENSATION FROM
     NAME OF PERSON, POSITION        FROM THE TRUST*       THE FUND COMPLEX**
     ------------------------       ---------------       --------------------
  Richard Q. Armstrong,
     Trustee........................  $  8,180            $  104,650
  Richard R. Burt,
     Trustee........................     8,180               102,850
  Meyer Feldberg,
     Trustee........................     8,180               143,650
  George W. Gowen,
     Trustee........................     9,994               138,400
  Frederic V. Malek,
     Trustee........................     8,180               104,650
  Carl W. Schafer,
     Trustee........................     8,180               104,650

--------------------------

+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.

* Represents fees estimated to be paid to each board member by the Trust during the funds' first full fiscal year of operations ending April 30, 2001.


** Represents total compensation paid during the calendar year ended December 31, 1999, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.


            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     As of August 9, 2000, trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.


     As of August 1, 2000, no shareholders were shown in the funds' records as owning 5% or more of a fund's shares.



     INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS


     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the Trust's investment adviser and administrator for each fund pursuant to separate contracts with the Trust (respectively, "Cash Reserves Contract" and "Liquid Assets Contract"; collectively, "Advisory Contracts"). During the fiscal period February 14, 2000 (commencement of operations) to April 30, 2000, Cash Reserves Fund and Liquid Assets Fund paid (or accrued) to Mitchell Hutchins investment advisory and administration fees of $191,184 and $21,138, respectively.


     Under the Cash Reserves Contract, Cash Reserves Fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the rate of 0.33% of average daily net assets. Under the terms of the Cash Reserves Contract, Cash Reserves Fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by the fund include the following (or the fund's proportionate share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law;
(10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.

         Under the terms of the Liquid Assets Contract, Mitchell Hutchins manages the investment operations of Liquid Assets Fund and also administers the fund's business affairs. In return, Liquid Assets Fund will pay to Mitchell Hutchins a fee, computed daily and paid monthly. Where the services are provided directly by Mitchell

Hutchins or an affiliate, the fees will be limited to reimbursement of Mitchell Hutchins' direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where Mitchell Hutchins arranges for an unaffiliated person to provide services, the fund will reimburse Mitchell Hutchins for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the fund will pay the service provider directly. (These fees and expenses of the fund are referred to as "Direct Expenses.") Mitchell Hutchins has advised the fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the fund for its initial fiscal year. These expenses are estimated amounts in addition to other expenses of the fund. Mitchell Hutchins periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to Mitchell Hutchins by the fund.

     The Direct Expenses borne by Liquid Assets Fund will include the following (or the fund's proportionate share of the following): (1) expenses of paying the salaries and expenses of the Trust's officers and other personnel engaged in administering the Trust's business; (2) expenses of monitoring financial and shareholder accounting services provided by the Trust's custodian and transfer agent, respectively; (3) expenses of responding to shareholder inquiries and disseminating information to shareholders; (4) expenses of monitoring compliance with the Trust's registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (5) expenses of preparing semi-annual and annual reports to shareholders; (6) expenses of preparing filings required by the SEC; (7) expenses of assisting in the preparation of federal, state and local tax returns; (8) expenses of assisting with the payment of notice filing fees under state securities laws; (9) expenses of organizing annual and special meetings of shareholders; (10) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(11) expenses incurred on behalf of the fund by Mitchell Hutchins under the Liquid Assets Contract; (12) expenses of organizing the Trust and the fund; (13) filing fees and expenses relating to the registration and qualification of the fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (14) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or Mitchell Hutchins; (15) all expenses incurred in connection with the trustees services, including travel expenses; (16) taxes (including any income or franchise taxes) and governmental fees; (17) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (18) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law;
(19) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (20) charges of custodians, transfer agents and other agents (including any lending agent); (21) costs of preparing any share certificates; (22) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (23) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (24) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or the fund; (25) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (26) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (27) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (28) costs of mailing, stationery and communications equipment;
(29) expenses incident to any dividend, withdrawal or redemption options; (30) charges and expenses of any outside pricing service used to value portfolio securities; and (31) interest on borrowings of the fund; and (32) any other costs and expenses incurred in managing the portfolio of the fund.

     General expenses of the Trust not readily identifiable as belonging to a fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by Mitchell Hutchins under the Advisory and Administration Contracts, as discussed above, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

     Under the Advisory and Administration Contracts, Mitchell Hutchins will not be liable for any error of judgment of mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contracts terminate automatically upon assignment, and each is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the fund.

     SECURITIES LENDING. During the fiscal period from February 14, 2000 (commencement of operations) to April 30, 2000, the funds paid no fees to PaineWebber for its services as securities lending agent because the funds did not engage in any securities lending activities.


     NET ASSETS. The following table shows the approximate net assets as of July 31, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.



                                                                     NET ASSETS
               INVESTMENT CATEGORY                                      ($MIL)
               -------------------                                   ----------

         Domestic (excluding Money Market) ........................   $9,156.5
         Global....................................................    4,703.4
         Equity/Balanced...........................................    9,585.7
         Fixed Income (excluding Money Market) ....................    4,274.2
                 Taxable Fixed Income .............................    2,859.4
                 Tax-Free Fixed Income ............................    1,414.8
         Money Market Funds .......................................   39,450.0


     DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each fund's shares under a distribution contract with the Trust, which requires Mitchell Hutchins to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114.

                             PORTFOLIO TRANSACTIONS

     The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

     For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.

     During the fiscal period February 14, 2000 (commencement of operations) to April 30, 2000, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.


     Investment decisions for a fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.


     As of April 30, 2000, each fund owned securities issued by the following companies that are its regular broker-dealers:


         CASH RESERVES FUND

         Merrill Lynch & Co., Inc.          Commercial Paper $ 9,999,163

         LIQUID ASSETS FUND

         American Express Credit Corp.      Commercial Paper $14,965,000



                       ADDITIONAL PURCHASE AND REDEMPTION
                       INFORMATION; SERVICE ORGANIZATIONS

     ADDITIONAL PURCHASE INFORMATION. Shares of the funds are offered to the eligible benefit plans that participate in the programs described in the funds' Prospectuses. A listing of the types of eligible benefit plans that may buy fund shares is included in the Prospectuses. A PaineWebber or Mitchell Hutchins client who applies to participate in a program described in the applicable fund's Prospectus will be eligible to purchase shares of that fund upon acceptance of the application by PaineWebber. Eligibility of participants is within the discretion of PaineWebber. In the event a client of PaineWebber leaves a program, the client may not continue to hold shares of the fund.


     Each fund may, subject to approval by the board, accept securities in which the fund is authorized to invest as consideration for the issuance of its shares, provided that the value of the securities is at least equal to the net asset value of the fund's shares at the time the transaction occurs. A fund may accept or reject any such securities in its discretion.


     ADDITIONAL REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

     Under normal circumstances, the funds will redeem shares when so requested by a shareholder's broker-dealer, the shareholder's Financial Advisor or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by Mitchell Hutchins. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

     SERVICE ORGANIZATIONS. The funds may authorize service organizations, and their agents, to accept on their behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The funds will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES

     The funds' net asset values per share are determined by the funds' custodian, State Street Bank and Trust Company, twice each business day at noon and the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time), on days when the New York Stock Exchange is open, except Columbus Day and Veterans Day. Generally, the net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

     Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


     The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

     In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

     The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

                n
        P(1 + T)   =   ERV
     where:      P =   a hypothetical initial payment of $1,000 to purchase
                       shares
                 T =   average annual total return of shares
                 n =   number of years
               ERV =   ending redeemable value of a hypothetical $1,000 payment
                       at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

     Each fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).


     CASH RESERVES FUND



     -----------------------------------------------------------------------
        INCEPTION DATE                                             (2/14/00)
     -----------------------------------------------------------------------
        Inception to April 30, 2000
     -----------------------------------------------------------------------
                Standardized Return...........................        1.18%
     -----------------------------------------------------------------------


     LIQUID ASSETS FUND



     -----------------------------------------------------------------------
        INCEPTION DATE                                             (2/14/00)
     -----------------------------------------------------------------------
        Inception to April 30, 2000
     -----------------------------------------------------------------------
                Standardized Return...........................        1.24%
     -----------------------------------------------------------------------


     CALCULATION OF YIELD. Each fund computes its yield and effective yield quotations using standardized methods required by the SEC. The funds from time to time advertise (1) their current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:


              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

     For the seven day period ended April 30, 2000, the yield and effective yield of the funds was as follows:


     ---------------------------------------------------------------------------
                                                   YIELD         EFFECTIVE YIELD
     ---------------------------------------------------------------------------
          Cash Reserves Fund                        5.75%                5.91%
     ---------------------------------------------------------------------------
          Liquid Assets Fund                        5.99%                6.17%
     ---------------------------------------------------------------------------


     OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, a fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

     The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes-Registered Trademark- Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

     The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on fund shares are reinvested by being paid in additional fund shares, any future income of the funds would increase the value, not only of the original funds' investments, but also of the additional fund shares received through reinvestment. As a result, the value of the funds' investment would increase more quickly than if dividends had been paid in cash. The funds may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES


     To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, if any) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

     DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.

     VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

     The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

     PRIOR NAME. Prior to July 28, 1999, the Trust was known as "Mitchell Hutchins Institutional Series."


     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the funds. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the funds' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.


     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.


     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.


                              FINANCIAL STATEMENTS


     Each fund's Annual Report to Shareholders for its initial fiscal period ended April 30, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN A FUND'S PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUSES AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.


                                   -----------



     LIR CASH RESERVES FUND
     LIR LIQUID ASSETS FUND


------------------------------------------

     Statement of Additional Information

                      September 1, 2000
------------------------------------------
















(C)2000 PaineWebber Incorporated.  All rights reserved.

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23. EXHIBITS

(1)      (a)    Trust Instrument (1)

         (b)    Amendment to Trust Instrument effective July 28, 1999 (2)

(2)      By-Laws (1)

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest (3)

(4)      (a)    Investment Advisory and Administration Contract for Mitchell
                Hutchins LIR Select Money Fund (2)

         (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4)

         (c) Investment Advisory and Administration Contract for LIR Cash Reserves Fund (filed herewith)

         (d) Investment Advisory and Administration Contract for LIR Liquid Assets Fund (filed herewith)

(5)      (a)    Distribution Contract for Mitchell Hutchins LIR Select Money
                Fund (2)

         (b) Distribution Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4)

         (c) Distribution Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund (filed herewith)

         (d) Dealer Agreement for LIR Cash Reserves Fund and LIR Liquid Assets Fund (filed herewith)

(6)      Bonus, profit sharing or pension plans - none

(7)      (a)    Custodian Agreement for LIR Select Money Fund (2)

         (b) Custodian Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4)

         (c) Custodian Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund (filed herewith)

(8)      (a)    (i)     Form of Transfer Agency Agreement for LIR Select Money
                        Fund (2)

                (ii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4)

                (iii) Form of Transfer Agency and Related Services Agreement for LIR Cash Reserves Fund (5)

                (iv) Form of Transfer Agency and Related Services Agreement for LIR Liquid Assets Fund (5)

         (b)    Shareholder Service Plan (2)

         (c)    Shareholder Service Agreement (2)

(9)      Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)     Omitted Financial Statements - none

(12)     Letter of investment intent (1)

(13)     (a)    Plan of Distribution pursuant to Rule 12b-1 (4)

         (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4)

(14)     and

(27)     Financial Data Schedule (not applicable)

(15)     Plan Pursuant to Rule 18f-3 (1)

(16)     Code of Ethics for Registrant and Mitchell Hutchins Asset Management
         Inc. (6)



-----------------------------------
(1) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, SEC File No. 333-52965, filed September 1, 1999.

(3) Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.


(4) Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement, SEC File No. 333-52965, filed April 27, 2000.


(5) Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-52965, filed November 9, 1999.


(6) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.




Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

Item 25.  INDEMNIFICATION

     Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

     Section 9 of each Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell

Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series ("Fund") of the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Section 10 or 11 of each Advisory Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

     Section 9 of each Distribution Contract provides that the Trust will indemnify PaineWebber or Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by PaineWebber or Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that PaineWebber or Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by PaineWebber or Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between PaineWebber or Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by PaineWebber or Mitchell Hutchins in connection with the Contract. Section 10 of each Distribution Contract contains provisions similar to Section 10 or 11 of the Investment Advisory and Administration Contracts, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.

Item 27. PRINCIPAL UNDERWRITERS

         a) Mitchell Hutchins or PaineWebber serves as principal underwriter and/or investment adviser for the following investment companies:

         ALL AMERICAN TERM TRUST INC.

         GLOBAL HIGH INCOME DOLLAR FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICPAL INCOME FUND INC.
         LIQUID INSTITUTIONAL RESERVES
         MANAGED HIGH YIELD PLUS FUND INC.
         MITCHELL HUTCHINS LIR MONEY SERIES
         MITCHELL HUTCHINS SECURITIES TRUST
         MITCHELL HUTCHINS SERIES TRUST
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER CASHFUND, INC.
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INDEX TRUST
         PAINEWEBBER INVESTMENT SERIES
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER MANAGED ASSETS TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MANAGED MUNICIPAL TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
         PAINEWEBBER MUNICIPAL SERIES
         PAINEWEBBER MUTUAL FUND TRUST
         PAINEWEBBER OLYMPUS FUND
         PAINEWEBBER RMA MONEY FUND, INC.
         PAINEWEBBER RMA TAX-FREE FUND, INC.
         PAINEWEBBER SECURITIES TRUST
         STRATEGIC GLOBAL INCOME FUND, INC.
         2002 TARGET TERM TRUST INC.


         b) Mitchell Hutchins and PaineWebber serve as the Registrant's principal underwriters. The directors and officers of PaineWebber, their principal business addresses and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number
            801-13219). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of PaineWebber or Mitchell Hutchins who also serve as trustees or officers of the Registrant.


                                                                                POSITIONS AND OFFICES WITH UNDERWRITER OR
     NAME                        POSITIONS AND OFFICES WITH REGISTRANT                     DEALER
     ----                        -------------------------------------                     ------
Margo N. Alexander*              Trustee and President                          Chairman, Chief Executive Officer and a Director of
                                                                                Mitchell Hutchins and an Executive Vice President
                                                                                and Director of PaineWebber

Mary C. Farrell**                Trustee                                        Managing Director, Senior Investment Strategist and
                                                                                member of the Investment Policy Committee of
                                                                                PaineWebber

Brian M. Storms*                 Trustee                                        President and Chief Operating Officer of Mitchell
                                                                                Hutchins

Thomas Disbrow***                Vice President and Assistant Treasurer         First Vice President and a Senior Manager of the
                                                                                Mutual Fund Finance Department of Mitchell Hutchins

Kris L. Dorr*                    Vice President                                 First Vice President and Portfolio Manager in the
                                                                                Short-Term Strategies Group of Mitchell Hutchins

Elbridge T. Gerry, III*          Vice President                                 Managing Director and a Portfolio Manager of
                                                                                Mitchell Hutchins

John J. Lee***                   Vice President and Assistant Treasurer         Vice President and a Manager of the Mutual Fund
                                                                                Finance Department of Mitchell Hutchins

Kevin J. Mahoney***              Vice President and Assistant Treasurer         First Vice President and a Senior Manager of the
                                                                                Mutual Fund Finance Department of Mitchell Hutchins

Michael H. Markowitz*            Vice President                                 First Vice President and Portfolio Manager in the
                                                                                Short-Term Strategies Group of Mitchell Hutchins

Dennis McCauley*                 Vice President                                 Managing Director and Chief Investment Officer -
                                                                                Fixed Income of Mitchell Hutchins

Kevin P. McIntyre*               Vice President                                 Vice President and a Portfolio Manager of Mitchell
                                                                                Hutchins

Ann E. Moran***                  Vice President and Assistant Treasurer         Vice President and a Manager of the Mutual Fund
                                                                                Finance Department of Mitchell Hutchins

Dianne E. O'Donnell**            Vice President and Secretary                   Senior Vice President and Deputy General Counsel of
                                                                                Mitchell Hutchins

Susan P. Ryan*                   Vice President                                 Senior Vice President and Portfolio Manager of
                                                                                Mitchell Hutchins

Paul H. Schubert***              Vice President and Treasurer                   Senior Vice President and the Director of the Mutual
                                                                                Fund Finance Department of Mitchell Hutchins



                                                                                POSITIONS AND OFFICES WITH UNDERWRITER OR
     NAME                        POSITIONS AND OFFICES WITH REGISTRANT                     DEALER
     ----                        -------------------------------------                     ------
Barney A. Taglialatela***        Vice President and Assistant Treasurer         Vice President and a Manager of the Mutual Fund
                                                                                Finance Department of Mitchell Hutchins

Debbie Vermann*                  Vice President                                 Vice President and Portfolio Manager of Mitchell
                                                                                Hutchins

Keith A. Weller**                Vice President and Assistant Secretary         First Vice President and Associate General Counsel
                                                                                of Mitchell Hutchins



-----------------------------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.


      c)  None

Item 28. LOCATION OF ACCOUNTS AND RECORDS

     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins at 1285 Avenue of the Americas, New York, New York 10019 and 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. MANAGEMENT SERVICES

         Not applicable.

Item 30. UNDERTAKINGS

         None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of August, 2000.

                       MITCHELL HUTCHINS LIR MONEY SERIES

                       By:  /s/ Dianne E. O'Donnell
                            ---------------------------------
                            Dianne E. O'Donnell
                            Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-ffective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                            TITLE                 DATE
----------                                          -------                -----

/s/ Margo N. Alexander              President and Trustee        August 25, 2000
---------------------------         (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.          Trustee and Chairman         August 25, 2000
---------------------------         of the Board of Trustees
E Garrett Bewkes,Jr *

/s/ Richard Q. Armstrong            Trustee                      August 25, 2000
---------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                 Trustee                      August 25, 2000
---------------------------
Richard R. Burt *

/s/ Mary C. Farrell                 Trustee                      August 25, 2000
---------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                  Trustee                      August 25, 2000
---------------------------
Meyer Feldberg *

/s/ George W. Gowen                 Trustee                      August 25, 2000
---------------------------
George W. Gowen *

/s/ Frederic V. Malek               Trustee                      August 25, 2000
---------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                 Trustee                      August 25, 2000
---------------------------
Carl W. Schafer *

/s/ Brian M. Storms                 Trustee                      August 25, 2000
---------------------------
Brian M. Storns *

/s/ Paul H. Schubert                Vice President and
---------------------------         Treasurer (Chief Financial   August 25, 2000
Paul H. Schubert *                  and Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 13, 1998 and incorporated by reference from the Initial Registration Statement of Mitchell Hutchins LIR Money Series (formerly Mitchell Hutchins Institutional Series), SEC File 333-52965, filed May 19, 1998.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                       MITCHELL HUTCHINS LIR MONEY SERIES

                                  EXHIBIT INDEX
                                  -------------


Exhibit
Number
------

(1)    (a)    Trust Instrument (1)

       (b)    Amendment to Trust Instrument effective July 28, 1999 (2)

(2)    By-Laws (1)

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest (3)

(4)    (a)    Investment Advisory and Administration Contract for Mitchell
              Hutchins LIR Select Money Fund (2)

       (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4)

       (c) Investment Advisory and Administration Contract for LIR Cash Reserves Fund (filed herewith)

       (d) Investment Advisory and Administration Contract for LIR Liquid Assets Fund (filed herewith)

(5)    (a)    Distribution Contract for Mitchell Hutchins LIR Select Money
              Fund (2)

       (b) Distribution Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4)

       (c) Distribution Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund (filed herewith)

       (d) Dealer Agreement for LIR Cash Reserves Fund and LIR Liquid Assets Fund (filed herewith)

(6)    Bonus, profit sharing or pension plans - none

(7)    (a)    Custodian Agreement for LIR Select Money Fund (2)

       (b) Custodian Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4)

       (c) Custodian Contract for LIR Cash Reserves Fund and LIR Liquid Assets Fund (filed herewith)

(8)    (a)    (i)    Form of Transfer Agency Agreement for LIR Select Money
                     Fund (2)

              (ii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4)

              (iii) Form of Transfer Agency and Related Services Agreement for LIR Cash Reserves Fund (5)

              (iv) Form of Transfer Agency and Related Services Agreement for LIR Liquid Assets Fund (5)

       (b)    Shareholder Service Plan (2)

       (c)    Shareholder Service Agreement (2)

(9)    Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (filed herewith)

(11)   Omitted Financial Statements - none

(12)   Letter of investment intent (1)

(13)   (a)    Plan of Distribution pursuant to Rule 12b-1 (4)

       (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4)

(14)   and

(27)   Financial Data Schedule (not applicable)

(15)   Plan Pursuant to Rule 18f-3 (1)

(16)   Code of Ethics for Registrant and Mitchell Hutchins Asset Management
       Inc. 6/




-----------------------------------
(1) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement, SEC File No. 333-52965, filed September 1, 1999.

(3) Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.


(4) Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement, SEC File No. 333-52965, filed April 27, 2000.


(5) Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-52965, filed November 9, 1999.


(6) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.